Share Capital (Table)	12 Months Ended
Dec. 31, 2018
Stock Options Class of Share Capital [member]
Disclosure of classes of share capital [line items]
Schedule of Share Capital

The Company’s Stock Option Plan, as amended and approved from time to time, permits the Company to issue up to 12,200,000 stock options. As at December 31, 2018, a total of 1,574,403 common shares were available for issuance under the plan.

	Number of stock options	Weighted average exercise price
		Canadian dollars
Outstanding, December 31, 2016	844,993	$4.19
Exercised	(307,160)	3.39
Forfeited	617,694	6.35
Outstanding, December 31, 2017	1,155,527	5.56
Exercised	(20,000)	0.85
Granted	648,502	6.21
Outstanding, December 31, 2018	1,784,029	$5.85

Vested and exercisable, December 31, 2017	537,833	$4.64
Vested and exercisable, December 31, 2018	826,680	$5.37

Warrants Class of Share Capital [member]
Disclosure of classes of share capital [line items]
Schedule of Share Capital

	Number of warrants	Weighted average exercise price
		Canadian dollars
Outstanding, December 31, 2016	582,977	$6.01
Exercised	(238,515)	6.01
Outstanding, December 31, 2017	344,462	$6.01
Exercised	(204,462)	6.01
Expired unvested	(140,000)	6.01
Outstanding, December 31, 2018	-	$-